DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES - Sales, Marketing and Operations Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES
Advertising costs	$ 33.1	$ 75.2	$ 38.9